Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Unrealized appreciation (depreciation) on available-for-sale securities, tax	$ (269)	$ (143)